Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development	$ 738	$ 5,316	$ 21,757	$ 15,515	$ 22,676	$ 16,927	$ 13,314
General and administrative	2,533	2,815	10,805	6,545	10,342	3,037	2,631
Restructuring charges	1,781		4,862
Total operating expenses	5,052	8,131	37,424	22,060	33,018	19,964	15,945
Loss from operations	(5,052)	(8,131)	(37,424)	(22,060)	(33,018)	(19,964)	(15,945)
Other income (expense):
Interest income	6	36	60	65	118	69	35
Interest expense	(1,347)	(271)	(2,302)	(330)	(741)	(59)	(108)
Other income (expense)	(3)	8	(1)	(4)	(29)	25	147
Change in fair value of warrant liability				(183)	(183)	(162)
Consolidated net loss	(6,396)	(8,358)	(39,667)	(22,512)	(33,853)	(20,091)	(15,871)
Net loss attributable to non-controlling interest						96	154
Net loss attributable to Celladon Corporation					(33,853)	(19,995)	(15,717)
Accretion to redemption value of redeemable convertible preferred stock							(343)
Change in fair value of non-controlling interest						(3,105)	(154)
Deemed dividend						(856)
Net loss attributable to common stockholders					(33,853)	(23,956)	(16,214)
Other comprehensive loss:
Unrealized (loss) gain on investments		(26)	8	(10)	(10)	(7)	9
Comprehensive loss	$ (6,396)	$ (8,384)	$ (39,659)	$ (22,522)	$ (33,863)	$ (20,098)	$ (15,862)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.27)	$ (0.40)	$ (1.66)	$ (1.32)	$ (1.82)	$ (27.09)	$ (19.74)
Weighted-average shares outstanding, basic and diluted	23,915,361	20,752,895	23,830,668	16,999,766	18,603,605	884,179	821,568